UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2006

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		January 19, 2007
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$247,206	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
4,896
114,465
Sole
None
114,465
ALLSTATE CORP COM
020002101
213
3,271
Sole
None
3,271
ALLTEL CORP COM
020039103
3,423
56,594
Sole
None
56,594
ALTRIA GROUP INC COM
02209s103
666
7,755
Sole
None
7,755
AMERICAN EXPRESS CO COM
025816109
2,189
36,075
Sole
None
36,075
AMERICAN INTL GROUP INC COM
026874107
3,907
54,525
Sole
None
54,525
AQUANTIVE INC COM
03839g105
3,770
152,885
Sole
None
152,885
AVIS BUDGET GROUP COM
053774105
1,394
64,272
Sole
None
64,272
BAKER HUGHES INC COM
057224107
2,090
28,000
Sole
None
28,000
BANK OF AMERICA CORP COM
060505104
808
15,131
Sole
None
15,131
BEAZER HOMES USA INC COM
07556Q105
3,496
74,363
Sole
None
74,363
BIG LOTS INC COM
089302103
4,876
212,742
Sole
None
212,742
BP PLC SPONSORED ADR
055622104
909
13,542
Sole
None
13,542
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
4,101
106,085
Sole
None
106,085
BRINKER INTL INC COM
109641100
4,713
156,272
Sole
None
156,272
BRISTOL-MYERS SQUIBB CO COM
110122108
1,216
46,195
Sole
None
46,195
CAMDEN PPTY TR SH BEN INT
133131102
2,636
35,695
Sole
None
35,695
CATERPILLAR INC DEL COM
149123101
245
4,000
Sole
None
4,000
CENTEX CORP COM
152312104
1,349
23,975
Sole
None
23,975
CHEVRON CORP NEW COM
166764100
2,015
27,397
Sole
None
27,397
CISCO SYS INC COM
17275R102
3,398
124,343
Sole
None
124,343
CITIGROUP INC COM
172967101
2,663
47,811
Sole
None
47,811
COMCAST CORP COM CL A
20030N101
4,882
115,331
Sole
None
115,331
DATATRAK INTL INC COM
238134100
50
10,000
Sole
None
10,000
DUKE REALTY INVT INC COM NEW
264411505
2,180
53,300
Sole
None
53,300
DWS INTL FD INC EMRG MKT
23337r502
1,501
69,374
Sole
None
69,374
DWS INTL FD INC EUROP EQT CL A
23337r601
921
24,549
Sole
None
24,549
E M C CORP MASS COM
268648102
152
11,480
Sole
None
11,480
E MED FUTURE INC COM
26875d108
1
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
2,644
102,470
Sole
None
102,470
EMDEON CORP COM
290849108
377
30,410
Sole
None
30,410
EOG RES INC COM
26875P101
4,258
68,175
Sole
None
68,175
ESTEE LAUDER COS INC COM
518439104
3,853
94,390
Sole
None
94,390
EXXON CORP COM
30231G102
1,219
15,910
Sole
None
15,910
FIFTH THIRD FDS MICROCP VAL AD
31678r403
78
11,890
Sole
None
11,890
FIRSTMERIT CORP COM
337915102
2,437
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
5,777
98,915
Sole
None
98,915
FRANKLIN RES INC COM
354613101
3,689
33,483
Sole
None
33,483
GATX CORP COM
361448103
4,658
107,495
Sole
None
107,495
GENCORP INC COM
368682100
3,323
237,014
Sole
None
237,014
GENERAL ELEC CO COM
369604103
4,094
110,016
Sole
None
110,016
HALLIBURTON CO COM
406216101
4,443
143,090
Sole
None
143,090
HEWLETT PACKARD CO COM
428236103
5,343
129,723
Sole
None
129,723
HOST HOTELS & RESORTS COM
44107p104
644
26,212
Sole
None
26,212
INTEL CORP COM
458140100
3,504
173,021
Sole
None
173,021
INTERNATIONAL BUS MACH COM
459200101
330
3,400
Sole
None
3,400
J P MORGAN CHASE & CO COM
46625H100
1,561
32,315
Sole
None
32,315
JO-ANN STORES INC COM
47758P307
3,913
159,050
Sole
None
159,050
KENNAMETAL INC COM
489170100
3,584
60,895
Sole
None
60,895
KIMBERLY CLARK CORP COM
494368103
373
5,484
Sole
None
5,484
LEHMAN BROS HLDGS INC COM
524908100
4,510
57,735
Sole
None
57,735
LOEWS CORP COM
540424108
2,718
65,532
Sole
None
65,532
LUBRIZOL CORP COM
549271104
3,799
75,785
Sole
None
75,785
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
461
11,950
Sole
None
11,950
MENTOR CORP MINN COM
587188103
1,134
23,195
Sole
None
23,195
MERCK & CO INC COM
589331107
4,380
100,454
Sole
None
100,454
MORGAN STANLEY COM NEW
617446448
767
9,424
Sole
None
9,424
MOTOROLA
620076109
4,050
196,990
Sole
None
196,990
NATIONAL SEMICONDUCTOR COM
637640103
3,384
149,075
Sole
None
149,075
NEWFIELD EXPL CO COM
651290108
4,196
91,321
Sole
None
91,321
NORDSON CORP COM
655663102
5,215
104,650
Sole
None
104,650
NORDSTROM INC COM
655664100
3,825
77,520
Sole
None
77,520
NORTHROP GRUMMAN CORP COM
666807102
2,665
39,368
Sole
None
39,368
OHIO SVGS FINL CORP COM
677502106
1,014
87
Sole
None
87
OMNOVA SOLUTIONS INC COM
682129101
2,026
442,350
Sole
None
442,350
ORACLE CORP COM
68389X105
4,217
246,005
Sole
None
246,005
PETSMART INC COM
716768106
953
33,025
Sole
None
33,025
PFIZER INC COM
717081103
845
32,631
Sole
None
32,631
PROCTER & GAMBLE CO COM
742718109
677
10,530
Sole
None
10,530
PROGRESSIVE CORP OHIO COM
743315103
5,963
246,210
Sole
None
246,210
REALOGY CORP COM
75605E100
1,676
55,272
Sole
None
55,272
SCHLUMBERGER LTD COM
806857108
4,357
68,990
Sole
None
68,990
SCHWAB CHARLES CORP NEW COM
808513105
4,704
243,225
Sole
None
243,225
SCUDDER ADVISOR FDS INTL EQUTY INV
23336y409
233
7,271
Sole
None
7,271
SIMON PPTY GROUP NEW COM
828806109
2,215
21,868
Sole
None
21,868
ST PAUL TRAVELERS INC COM
792860108
4,750
88,464
Sole
None
88,464
STARWOOD HOTELS&RESORT PAIRED CTF
85590a401
4,100
65,600
Sole
None
65,600
STERIS CORP COM
859152100
3,567
141,727
Sole
None
141,727
TEMPUR PEDIC INTL INC COM
88023u101
5,212
254,750
Sole
None
254,750
TENET HEALTHCARE CORP COM
88033G100
2,206
316,525
Sole
None
316,525
TERADYNE INC COM
880770102
3,119
208,500
Sole
None
208,500
TETRA TECH INC NEW COM
88162G103
4,545
251,266
Sole
None
251,266
TIME WARNER INC COM
887317105
5,192
238,363
Sole
None
238,363
TRANSOCEAN INC COM
G90078109
5,668
70,074
Sole
None
70,074
UBS AG ORD
H89231338
448
7,418
Sole
None
7,418
WACHOVIA CORP 2ND NEW COM
929903102
1,594
27,987
Sole
None
27,987
WALT DISNEY CO COM
254687106
5,281
154,107
Sole
None
154,107
WILD OATS MARKETS INC COM
96808B107
4,682
325,577
Sole
None
325,577
WINDSTREAM CORP COM
97381W104
646
45,458
Sole
None
45,458
WYNDHAM WORLDWIDE CORP COM
98310W108
1,455
45,453
Sole
None
45,453









247,206
90